9. STOCK-BASED COMPENSATION (Details - Assumptions) - 12 months ended Dec. 31, 2014 - $ / shares	Total
Employees
Volatility	103.48%
Risk-free interest rate	1.81%
Expected term	5 years 3 months 25 days
Dividend rate	0.00%
Fair value per share on grant date	$ 2.21
Non-Employess
Volatility	96.69%
Risk-free interest rate	2.31%
Expected term	10 years
Dividend rate	0.00%
Fair value per share on grant date	$ 2.45